ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	December 31, 2023	December 31, 2022
Trade receivables	$119,094	$136,274
Income tax advances	52,003	90,528
Interest receivable	17,494	-
Due from shareholders	843	1,002
	$189,434	$227,804